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NATIONWIDE LIFE INSURANCE COMPANY                              [NATIONWIDE LOGO]
NATIONWIDE LIFE AND ANNUITY COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OH 43215-2220


May 4, 1998


VIA EDGAR

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject: Nationwide VL Separate Account - A
         Nationwide Life and Annuity Insurance Company
         SEC File No.  33-44792
         CIK No.  0000865640

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account - A (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1998.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Heather Harker, Esq.
Compliance Manager

cc:      Mr. Kevin Kirchoff, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance